Vanguard Equity Income Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (94.2%)1
Communication Services (6.6%)
Verizon Communications Inc.	809,881	47,888
Comcast Corp. Class A	781,422	31,241
AT&T Inc.	277,238	8,694
BCE Inc.	179,037	7,950
Omnicom Group Inc.	43,620	3,184
Cogent Communications Holdings Inc.	46,047	2,498
Gannett Co. Inc.	101,491	1,070
National CineMedia Inc.	138,137	974
Telephone & Data Systems Inc.	22,882	703
		104,202
Consumer Discretionary (3.7%)
Home Depot Inc.	78,170	15,000
McDonald's Corp.	74,039	14,060
Cie Generale des Etablissements Michelin SCA	43,083	5,090
General Motors Co.	136,005	5,046
Darden Restaurants Inc.	29,440	3,576
Brinker International Inc.	63,043	2,798
Tupperware Brands Corp.	75,666	1,935
Abercrombie & Fitch Co.	56,725	1,555
Ralph Lauren Corp. Class A	11,573	1,501
Signet Jewelers Ltd.	54,615	1,483
Whirlpool Corp.	10,413	1,384
DSW Inc. Class A	48,515	1,078
Tailored Brands Inc.	113,807	892
Best Buy Co. Inc.	10,271	730
Dine Brands Global Inc.	7,844	716
Tenneco Inc. Class A	24,274	538
Tapestry Inc.	13,376	435
H&R Block Inc.	16,186	387
Macy's Inc.	13,520	325
		58,529
Consumer Staples (11.6%)
Philip Morris International Inc.	350,231	30,957
Procter & Gamble Co.	231,124	24,048
PepsiCo Inc.	193,872	23,759
Coca-Cola Co.	458,024	21,463
Unilever NV	318,904	18,589
Mondelez International Inc. Class A	229,547	11,459
Sysco Corp.	164,225	10,964
Walmart Inc.	101,248	9,875
Nestle SA	90,328	8,613
Kimberly-Clark Corp.	40,918	5,070
Coca-Cola European Partners plc	66,501	3,441
Archer-Daniels-Midland Co.	78,578	3,389
Altria Group Inc.	46,760	2,685
Nu Skin Enterprises Inc. Class A	39,833	1,906
Weis Markets Inc.	40,643	1,659
Flowers Foods Inc.	77,519	1,653

Walgreens Boots Alliance Inc.	24,652	1,560
Vector Group Ltd.	120,533	1,300
Molson Coors Brewing Co. Class B	7,923	473
Universal Corp.	4,486	258
Colgate-Palmolive Co.	2,159	148
		183,269
Energy (9.3%)
Chevron Corp.	317,594	39,121
Exxon Mobil Corp.	377,584	30,509
Suncor Energy Inc.	624,995	20,269
Occidental Petroleum Corp.	234,000	15,491
Kinder Morgan Inc.	730,756	14,622
TransCanada Corp.	278,987	12,530
Phillips 66	54,084	5,147
Murphy Oil Corp.	99,807	2,924
ConocoPhillips	38,497	2,569
HollyFrontier Corp.	30,807	1,518
Green Plains Inc.	73,805	1,231
Archrock Inc.	67,072	656
Schlumberger Ltd.	13,007	567
PBF Energy Inc. Class A	15,309	477
Cosan Ltd.	29,306	340
		147,971
Financials (15.7%)
JPMorgan Chase & Co.	552,830	55,963
Wells Fargo & Co.	554,929	26,814
MetLife Inc.	459,458	19,559
Bank of America Corp.	568,692	15,690
Marsh & McLennan Cos. Inc.	150,132	14,097
PNC Financial Services Group Inc.	104,937	12,872
Chubb Ltd.	76,497	10,716
M&T Bank Corp.	56,705	8,904
Travelers Cos. Inc.	58,681	8,049
American International Group Inc.	155,922	6,714
Citigroup Inc.	103,149	6,418
US Bancorp	132,317	6,376
Progressive Corp.	66,594	4,801
Principal Financial Group Inc.	94,737	4,755
Aflac Inc.	92,344	4,617
Synchrony Financial	119,881	3,824
BlackRock Inc.	8,595	3,673
SunTrust Banks Inc.	60,516	3,586
Fifth Third Bancorp	115,279	2,907
Regions Financial Corp.	203,108	2,874
Popular Inc.	54,353	2,833
Unum Group	83,308	2,818
LPL Financial Holdings Inc.	39,100	2,723
Community Bank System Inc.	45,221	2,703
Ameriprise Financial Inc.	19,704	2,524
Bank of NT Butterfield & Son Ltd.	65,811	2,361
Franklin Resources Inc.	64,920	2,152
Navient Corp.	158,863	1,838
Cullen/Frost Bankers Inc.	18,713	1,817
T. Rowe Price Group Inc.	17,433	1,745
Westamerica Bancorporation	9,052	559
CME Group Inc.	3,316	546

American National Insurance Co.	3,630	439
Safety Insurance Group Inc.	3,866	337
NBT Bancorp Inc.	7,667	276
		248,880
Health Care (15.5%)
Johnson & Johnson	371,751	51,967
Merck & Co. Inc.	404,604	33,651
Pfizer Inc.	788,865	33,503
Eli Lilly & Co.	190,773	24,755
Medtronic plc	212,510	19,355
Bristol-Myers Squibb Co.	327,305	15,616
Novartis AG	141,965	13,646
Koninklijke Philips NV	326,816	13,353
Roche Holding AG	46,622	12,847
AstraZeneca plc ADR	183,981	7,438
AbbVie Inc.	83,302	6,713
Amgen Inc.	23,731	4,508
Cardinal Health Inc.	67,182	3,235
Gilead Sciences Inc.	48,420	3,148
CVS Health Corp.	19,009	1,025
Patterson Cos. Inc.	29,543	646
Meridian Bioscience Inc.	29,893	526
		245,932
Industrials (9.4%)
Caterpillar Inc.	140,651	19,057
Lockheed Martin Corp.	61,055	18,326
Union Pacific Corp.	86,116	14,399
3M Co.	67,516	14,028
Deere & Co.	81,372	13,006
Eaton Corp. plc	157,617	12,698
Honeywell International Inc.	64,474	10,246
United Technologies Corp.	72,740	9,375
BAE Systems plc	1,207,918	7,593
United Parcel Service Inc. Class B	54,755	6,118
Raytheon Co.	23,821	4,337
General Electric Co.	302,780	3,025
Boeing Co.	7,868	3,001
ABM Industries Inc.	77,705	2,825
National Presto Industries Inc.	25,111	2,726
McGrath RentCorp	37,486	2,121
CH Robinson Worldwide Inc.	19,895	1,731
Triton International Ltd.	54,417	1,692
Cummins Inc.	9,493	1,499
Hillenbrand Inc.	18,679	776
Seaspan Corp. Class A	33,283	289
		148,868
Information Technology (10.4%)
Cisco Systems Inc.	768,008	41,465
Intel Corp.	683,092	36,682
Analog Devices Inc.	181,711	19,129
KLA-Tencor Corp.	83,099	9,923
QUALCOMM Inc.	164,734	9,395
Texas Instruments Inc.	72,788	7,721
Maxim Integrated Products Inc.	133,176	7,081
TE Connectivity Ltd.	84,729	6,842
International Business Machines Corp.	38,237	5,395

HP Inc.	220,971	4,293
Seagate Technology plc	69,215	3,315
Broadcom Inc.	10,219	3,073
Cypress Semiconductor Corp.	197,617	2,948
ManTech International Corp. Class A	40,163	2,170
Western Union Co.	103,785	1,917
Automatic Data Processing Inc.	10,407	1,662
ADTRAN Inc.	70,623	967
National Instruments Corp.	19,389	860
NetApp Inc.	4,019	279
		165,117
Materials (3.2%)
DowDuPont Inc.	385,619	20,557
Nutrien Ltd.	169,406	8,938
Linde plc	37,238	6,551
International Paper Co.	91,836	4,249
Domtar Corp.	67,072	3,330
Nucor Corp.	54,634	3,188
CF Industries Holdings Inc.	72,102	2,948
RPM International Inc.	15,207	883
Schweitzer-Mauduit International Inc.	13,715	531
Olin Corp.	11,283	261
		51,436
Real Estate (1.1%)
Crown Castle International Corp.	135,854	17,389
Kennedy-Wilson Holdings Inc.	32,276	691
		18,080
Utilities (7.7%)
Dominion Energy Inc.	210,390	16,129
NextEra Energy Inc.	76,262	14,743
American Electric Power Co. Inc.	171,695	14,379
Sempra Energy	99,533	12,527
Eversource Energy	137,651	9,766
Exelon Corp.	180,017	9,024
Duke Energy Corp.	92,369	8,313
Southern Co.	106,513	5,505
FirstEnergy Corp.	97,439	4,054
AES Corp.	211,341	3,821
Entergy Corp.	38,978	3,727
CenterPoint Energy Inc.	112,629	3,458
OGE Energy Corp.	71,235	3,072
Portland General Electric Co.	56,002	2,903
Ameren Corp.	37,329	2,746
Black Hills Corp.	33,114	2,453
Xcel Energy Inc.	42,858	2,409
Edison International	30,680	1,900
Pinnacle West Capital Corp.	14,000	1,338
Avangrid Inc.	6,000	302
		122,569
Total Common Stocks (Cost $1,279,709)		1,494,853

		Coupon
Temporary Cash Investments (5.8%)1
Money Market Fund (3.8%)
2	Vanguard Market Liquidity Fund	2.554%		601,474	60,160

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (1.8%)
	BNP Paribas Securities Corp. (Dated 3/29/19,
	Repurchase Value $29,106,000,
	collateralized by Federal Home Loan
	Mortgage Corp. 2.500%-4.947%, 11/01/22-
	10/01/48, Federal National Mortgage Assn.
	3.500%-4.739%, 10/01/30-1/01/48,
	Government National Mortgage Assn.
	3.000%- 6.000%, 2/15/29-12/20/48, and
	U.S. Treasury Note/Bond 1.625%-7.500%,
	6/30/19-2/15/44, with a value of
	$29,682,000)	2.570%	4/1/19	29,100	29,100

U.S. Government and Agency Obligations (0.2%)
3	United States Treasury Bill	2.479%	5/9/19	2,000	1,995
3	United States Treasury Bill	2.411%	5/23/19	250	249
3	United States Treasury Bill	2.502%	6/20/19	1,500	1,492
					3,736
Total Temporary Cash Investments (Cost $92,992)					92,996
Total Investments (100.0%) (Cost $1,372,701)					1,587,849
Other Assets and Liabilities-Net (0.0%)					(415)
Net Assets (100%)					1,587,434
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.2% and 1.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $2,888,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	454	64,418	1,758

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Equity Income Portfolio

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in
Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net

Equity Income Portfolio

amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,433,712	61,141	—
Temporary Cash Investments	60,160	32,836	—
Futures Contracts—Assets[1]	381	—	—
Total	1,494,253	93,977	—
1 Represents variation margin on the last day of the reporting period.